Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenues
Online direct sales	$ 34,236,207	¥ 237,701,986	¥ 167,720,984	¥ 108,549,258
Services and others	3,229,103	22,419,659	13,554,441	6,453,059
Total net revenues	37,465,310	260,121,645	181,275,425	115,002,317
Operating expenses
Cost of revenues	(31,787,228)	(220,698,727)	(157,008,329)	(101,631,443)
Fulfillment	(3,017,500)	(20,950,501)	(13,920,988)	(8,067,048)
Marketing	(1,522,832)	(10,573,024)	(7,736,172)	(4,010,280)
Technology and content	(775,012)	(5,380,907)	(3,453,804)	(1,835,919)
General and administrative	(671,667)	(4,663,383)	(2,876,989)	(5,260,064)
Impairment of goodwill and intangible assets			(2,750,129)
Total operating expenses	(37,774,239)	(262,266,542)	(187,746,411)	(120,804,754)
Loss from operations	(308,929)	(2,144,897)	(6,470,986)	(5,802,437)
Other income/(expense)
Share of results of equity investees	(401,173)	(2,785,343)	(2,852,677)
Interest income	69,367	481,618	414,999	637,641
Interest expense	(37,398)	(259,657)	(82,507)	(28,825)
Others, net	212,308	1,474,055	(140,597)	216,587
Loss before tax	(465,825)	(3,234,224)	(9,131,768)	(4,977,034)
Income tax benefits/(expenses)	(25,853)	(179,500)	14,262	(19,324)
Net loss	(491,678)	(3,413,724)	(9,117,506)	(4,996,358)
Net loss attributable to non-controlling interests	(7,431)	(51,591)	(9,566)
Net income attributable to mezzanine classified non-controlling interests shareholders	64,044	444,657	0	0
Net loss attributable to JD.com, Inc.	(548,291)	(3,806,790)	(9,107,940)	(4,996,358)
Preferred shares redemption value accretion				(7,957,640)
Net loss attributable to ordinary shareholders	(548,291)	(3,806,790)	(9,107,940)	(12,953,998)
Net loss	(491,678)	(3,413,724)	(9,117,506)	(4,996,358)
Other comprehensive loss:
Foreign currency translation adjustments	135,909	943,616	954,787	(121,612)
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains/(losses), nil of tax	(11,349)	(78,792)	(238,852)	71,286
Reclassification adjustment for (gains)/losses recorded in net income, nil of tax	17,823	123,743	216,230	(57,181)
Net unrealized gains/(losses) on available-for-sale securities	6,474	44,951	(22,622)	14,105
Total other comprehensive income/ (loss)	142,383	988,567	932,165	(107,507)
Total comprehensive loss	(349,295)	(2,425,157)	(8,185,341)	(5,103,865)
Total comprehensive loss attributable to non-controlling interests shareholders	(7,431)	(51,591)	(8,352)
Total comprehensive income attributable to mezzanine classified non-controlling interests	64,044	444,657
Total comprehensive loss attributable to JD.com, Inc.	$ (405,908)	¥ (2,818,223)	¥ (8,176,989)	¥ (5,103,865)
Net loss per share
Net loss per share - basic | (per share)	$ (0.20)	¥ (1.36)	¥ (3.33)	¥ (5.35)
Net loss per share - diluted | (per share)	$ (0.20)	¥ (1.36)	¥ (3.33)	¥ (5.35)
Weighted average number of shares
Basic | shares	2,804,767,889	2,804,767,889	2,735,034,034	2,419,668,247
Diluted | shares	2,804,767,889	2,804,767,889	2,735,034,034	2,419,668,247
Share-based compensation expenses included in:
Share-based compensation expenses		¥ (2,343,785)	¥ (1,193,945)	¥ (4,249,548)
Fulfillment
Share-based compensation expenses included in:
Share-based compensation expenses	$ (55,750)	(387,073)	(184,733)	(128,623)
Marketing
Share-based compensation expenses included in:
Share-based compensation expenses	(14,058)	(97,604)	(50,091)	(23,570)
Technology and content
Share-based compensation expenses included in:
Share-based compensation expenses	(79,916)	(554,859)	(234,165)	(79,469)
General and administrative
Share-based compensation expenses included in:
Share-based compensation expenses	$ (187,851)	¥ (1,304,249)	¥ (724,956)	¥ (4,017,886)